Goodwill	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Goodwill
18.	GOODWILL

	Cost	Accumulated Impairment	Carrying Amount
	NT$	NT$	NT$

Balance at January 1, 2017	$12,479,305	$1,988,996	$10,490,309
Impairment losses recognized	—	425,117	(425,117)
Effect of foreign currency exchange differences	(130,698)	—	(130,698)

Balance at December 31, 2017	12,348,607	2,414,113	9,934,494
Acquisition through business combinations (Note 30)	39,990,231	—	39,990,231
Effect of foreign currency exchange differences	49,721	—	49,721

Balance at December 31, 2018	52,388,559	2,414,113	49,974,446
Acquisition through business combinations (Note 30)	264,977	—	264,977
Effect of foreign currency exchange differences	(40,987)	—	(40,987)

Balance at December 31, 2019	$52,612,549	$2,414,113	$50,198,436

	Cost	Accumulated Impairment	Carrying Amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2019	$1,751,540	$80,713	$1,670,827
Acquisition through business combinations (Note 30)	8,859	—	8,859
Effect of foreign currency exchange differences	(1,370)	—	(1,370)

Balance at December 31, 2019	$1,759,029	$80,713	$1,678,316

a.	Allocating goodwill to cash-generating units

The Group did not monitor goodwill for internal management purpose but for financial reporting purpose and, therefore, the goodwill was allocated to the following cash-generating units for evaluation of impairment: packaging segment, testing segment, EMS segment and other segment. The carrying amounts of goodwill allocated to cash-generating units were as follows:

	December 31
	2018	2019
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$35,729,371	$35,717,828	$1,194,177
Testing segment	13,448,886	13,421,321	448,724
Others	796,189	1,059,287	35,415

	$49,974,446	$50,198,436	$1,678,316

b.	Impairment assessment

At the end of each year, the Group performs evaluation of goodwill for impairment by reviewing the recoverable amounts based on value in use which incorporates cash flow projections estimated by management covering a five-year period. The cash flows beyond that five-year period are extrapolated using a steady per annum growth rate. In assessing value in use, the estimated future cash flows are discounted to their present value using annual pre-tax discount rates which were 10.82%-12.42%, 9.74%-10.22% and 9.59%-14.99% as of December 31, 2017, 2018 and 2019, respectively. As of December 31, 2017, the recoverable amount of other segment was lower than its carrying amount since its actual growth in revenue did not meet its forecast previously made by management. The review led to the recognition of an impairment loss of NT$425,117 thousand under the line item of other operating income and expenses, net (Note 26) for the year ended December 31, 2017. For the years ended December 31, 2018 and 2019, no impairment loss was recognized. The key assumption used in calculating each segment’s value in use also included the growth rates for operating revenues, which were based on the forecast for the Group and the industry as well as the Group’s historical performance.

Management believes that any reasonably possible change in the key assumptions on which the recoverable amount was based would not cause the carrying amount of the cash-generating unit to exceed its recoverable amount.